Derivative Instruments - Summary of Derivatives and Reclassifications (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrealized loss on derivative financial instruments | Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of loss reclassified from AOCI into income	$ 0	$ 4,066	$ 4,066	$ 6,189	$ 8,003
Interest rate swaps	0	(73)	(73)	16,954	(3,357)
Unrealized loss on derivative financial instruments | Interest Rate Swap | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives not designated as hedging instruments	0	6,908	6,908	49,472	(16,569)
Unrealized loss on derivative financial instruments | Warrant | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives not designated as hedging instruments	2,555	16,744	25,375	(21,977)	0
Unrealized loss on derivative financial instruments | Forwards | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in fair value of derivative contracts	0	5,800	5,800	(11,500)	0
Interest Expense | Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swaps	0	114	114	(9,565)	(9,758)
Interest Expense | Interest Rate Swap | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivatives not designated as hedging instruments	$ 0	$ 408	$ 408	$ (2,681)	$ (440)